UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 28, 2021
Semiannual Report
to Shareholders
DWS California Tax-Free Income Fund

Contents
4	Letter to Shareholders
5	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
21	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
40	Information About Your Fund’s Expenses
42	Liquidity Risk Management
43	Advisory Agreement Board Considerations and Fee Evaluation
48	Account Management Resources
50	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS California Tax-Free Income Fund

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS California Tax-Free Income Fund	| 3

Letter to Shareholders
Dear Shareholder:
The outlook for economic recovery remains positive overall, buoyed by progress in the approval and distribution of coronavirus vaccines and a resolution of the 2020 elections. We still, however, have a long road ahead.
Restrictive measures are likely to remain in place, at least to some degree, until broad vaccine distribution is achieved. This suggests that full recovery might take some time. This view appears to be shared by the U.S. Federal Reserve (Fed). Despite more optimism on growth and employment, inflation is expected to remain below the 2% target. Only by 2023 are inflation and unemployment forecasts at levels that would reflect what the Fed would currently see as a full recovery.
As the recovery unfolds, long-term interest rates will likely climb, at least modestly, and S&P earnings per share (EPS) could return to its prior peak in the second quarter of this year. That is a reasonable and constructive outlook, but it provides little help in forecasting equity returns for 2021. Fair or sustainable price-to-earnings ratios (PEs) on mid-cycle earnings remains uncertain.
As we move forward, not all sectors will benefit equally. For this reason, we believe that active management, with its close monitoring of developments, is critical. We believe that the close interaction between our portfolio managers and our CIO Office – which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world – positions us to make strategic and tactical decisions.
We appreciate your trust and welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4 |	DWS California Tax-Free Income Fund

Performance Summary	February 28, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
Unadjusted for Sales Charge	1.45%	–0.83%	2.67%	4.55%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–1.34%	–3.55%	2.09%	4.26%
Bloomberg Barclays Municipal Bond Index†	0.86%	1.06%	3.43%	4.44%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.30%	3.06%	4.64%
Adjusted for the Maximum Sales Charge (max 2.75% load)		0.46%	2.48%	4.35%
Bloomberg Barclays Municipal Bond Index†		5.21%	3.91%	4.63%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
Unadjusted for Sales Charge	1.08%	–1.59%	1.90%	3.76%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.09%	–1.59%	1.90%	3.76%
Bloomberg Barclays Municipal Bond Index†	0.86%	1.06%	3.43%	4.44%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.53%	2.29%	3.86%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.53%	2.29%	3.86%
Bloomberg Barclays Municipal Bond Index†		5.21%	3.91%	4.63%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
No Sales Charges	1.45%	–0.59%	2.89%	4.80%
Bloomberg Barclays Municipal Bond Index†	0.86%	1.06%	3.43%	4.44%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
No Sales Charges		3.55%	3.34%	4.90%
Bloomberg Barclays Municipal Bond Index†		5.21%	3.91%	4.63%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
DWS California Tax-Free Income Fund	| 5

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2020 are 0.87%, 1.64%, 0.73% and 0.67% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	Bloomberg Barclays Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
‡	Total returns shown for periods less than one year are not annualized.

6 |	DWS California Tax-Free Income Fund

	Class A	Class C	Class S	Institutional Class
Net Asset Value
2/28/21	$ 7.51	$ 7.46	$ 7.49	$ 7.49
12/1/20 (commencement of operations of Institutional Class)	$ —	$ —	$ —	$ 7.62
8/31/20	$ 7.56	$ 7.51	$ 7.55	$ —
Distribution Information as of 2/28/21
Income Dividends, Six Months	$ .09	$ .07	$ .10	$ .05*
Capital Gain Distributions	$ .0651	$ .0651	$ .0651	$ .0651
February Income Dividend	$ .0158	$ .0113	$ .0172	$ .0173
SEC 30-day Yield‡	.82%	.09%	1.10%	1.10%
Tax Equivalent Yield‡	1.79%	.20%	2.40%	2.40%
Current Annualized Distribution Rate‡	2.74%	1.97%	2.99%	3.01%
*	For the period from December 1, 2020 (commencement of operations of Institutional Class) to February 28, 2021.
‡	The SEC yield is net investment income per share earned over the month ended February 28, 2021, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 0.74%, 0.00%, 0.91% and 0.94% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 54.1% (combined California state and federal income tax rate). The current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 28, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.66%, 1.88%, 2.80% and 2.85% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
DWS California Tax-Free Income Fund	| 7

Portfolio Management Team
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2014.
—
Joined DWS in 1986.
—
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
—
BA, Duke University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—
Joined DWS in 1999.
—
BS, Bryant College; MBA, Suffolk University.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 1999.
—
Joined DWS in 1989.
—
BS, Pennsylvania State University; MS, Boston College.
8 |	DWS California Tax-Free Income Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	2/28/21	8/31/20
Revenue Bonds	74%	71%
General Obligation Bonds	17%	17%
Lease Obligations	6%	5%
Escrow to Maturity/Prerefunded	3%	7%
	100%	100%
Quality (As a % of Investment Portfolio)	2/28/21	8/31/20
AAA	5%	4%
AA	52%	54%
A	17%	19%
BBB	11%	11%
BB	4%	4%
Not Rated	11%	8%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	2/28/21	8/31/20
Effective Maturity	6.5 years	6.5 years
Modified Duration	5.5 years	5.2 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 48 for contact information.
DWS California Tax-Free Income Fund	| 9

Investment Portfolio	as of February 28, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.9%
California 97.1%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	3,150,000	3,478,545
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	4,425,000	4,562,839
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,161,490
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:
Series S-7, 4.0%, 4/1/2035	5,000,000	5,781,500
Series S-7, 4.0%, 4/1/2037	6,500,000	7,495,605
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,742,720
Series A, Prerefunded, 5.0%, 8/1/2038	8,500,000	9,482,005
California, Community Housing Agency, Essential Housing Revenue, Series A, 144A, 5.0%, 8/1/2050	3,000,000	3,435,870
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,000,000	4,530,440
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,415,000	3,370,116
Series B-1, 5.0%, 6/1/2049	1,000,000	1,202,760
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	2,000,000	2,322,960
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	8,000,000	9,365,440
California, Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	3,000,000	4,501,410
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	3,347,850
California, Etiwanda School District, Election of 2016, Series A, 4.0%, 8/1/2049	2,500,000	2,834,050
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-054, “A” , 2.35%, 12/15/2035	9,615,000	9,946,141
Series M-049, 3.05%, 4/15/2034	2,470,000	2,645,395
The accompanying notes are an integral part of the financial statements.
10 |	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Series M-050, “A” , 3.35%, 11/25/2033, GTY: Freddie Mac	3,011,876	3,363,813
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,125,160
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	1,166,696
Series A, 4.0%, 1/15/2046	12,780,000	14,566,133
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	5,000,000	5,721,350
Series A-1, 5.0%, 6/1/2047	550,000	568,964
Series A-2, 5.0%, 6/1/2047	8,825,000	9,129,286
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,279,617
California, Health Facilities Financing Authority Revenue, Commonspirit Health:
Series A, 4.0%, 4/1/2038	500,000	583,270
Series A, 4.0%, 4/1/2049	5,000,000	5,675,700
California, Health Facilities Financing Authority Revenue, PIH Health, Series A, 4.0%, 6/1/2050	7,000,000	8,021,160
California, Housing Finance Agency, Municipal Certificates:
Series A-2, 4.0%, 3/20/2033	1,964,580	2,206,263
Series A, 4.25%, 1/15/2035	2,174,578	2,495,284
California, Irvine Ranch Water District Revenue, Series A, 0.01% (a), 3/1/2021, LOC: U.S. Bank NA	260,000	260,000
California, Lancaster Financing Authority, Measure M & R STR Import Project:
4.0%, 6/1/2044	1,755,000	1,971,585
4.0%, 6/1/2049	4,455,000	4,974,097
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, Prerefunded, 5.0%, 8/1/2034	3,000,000	3,346,590
California, Mount San Antonio Community College District, Election of 2018, Series A, 4.0%, 8/1/2049	3,725,000	4,297,942
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	10,496,798
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	847,352
5.0%, 10/15/2047	2,650,000	2,990,445
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:
Series B, 0.01% (a), 3/1/2021, LOC: Barclays Bank PLC	1,950,000	1,950,000
The accompanying notes are an integral part of the financial statements.
DWS California Tax-Free Income Fund	| 11

	Principal Amount ($)	Value ($)
Series C, 0.01% (a), 3/1/2021, LOC: Barclays Bank PLC	320,000	320,000
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	385,260
Series A, 144A, 5.0%, 7/1/2054	1,000,000	1,017,740
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,339,501
4.0%, 9/1/2046	2,450,000	2,559,270
California, San Mateo Foster City, Public Financing Authority, Street & Food Control Project, Series A, 4.0%, 5/1/2048	3,250,000	3,696,582
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,170,450
Series A, 144A, 5.0%, 8/1/2048	1,750,000	2,007,390
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	3,374,025
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	630,000	779,119
Series A, 5.0%, 9/1/2042, INS: AGMC	1,300,000	1,598,676
California, State Community College Financing Authority, College Housing Revenue, Orange Coast Properties LLC:
5.25%, 5/1/2043	1,000,000	1,067,510
5.25%, 5/1/2048	2,000,000	2,123,560
5.25%, 5/1/2053	2,000,000	2,117,220
California, State Department of Veterans Affairs, Home Purchase Revenue, Series A, 3.0%, 12/1/2050	4,455,000	4,851,985
California, State Educational Facilities Authority Revenue, Series A, 5.0%, 12/1/2044	8,765,000	10,342,875
California, State Enterprise Development Authority, Student Housing Revenue, Series A, 5.0%, 8/1/2055	1,175,000	1,395,078
California, State General Obligation:
Series B-6, 0.01% (a), 3/1/2021, LOC: U.S. Bank NA	850,000	850,000
Series A-6, 0.01% (a), 3/5/2021, LOC: Citibank NA	100,000	100,000
5.25%, 4/1/2035	8,000,000	8,419,040
California, State General Obligation, Various Purposes:
5.25%, 9/1/2030	10,000,000	10,252,900
5.25%, 10/1/2032	10,000,000	10,294,600
The accompanying notes are an integral part of the financial statements.
12 |	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	3,150,243
5.0%, 9/1/2048	4,850,000	5,695,646
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.01% (a), 3/1/2021, LOC: U.S. Bank NA	500,000	500,000
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,750,000	1,964,497
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente Health Plan, Inc.:
Series A-2, 4.0%, 11/1/2044	6,000,000	6,815,940
Series A-2, 5.0%, 11/1/2047	1,590,000	2,288,582
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,818,465
California, State Municipal Finance Authority Revenue, Emerson College, Series B, 5.0%, 1/1/2035	1,500,000	1,783,140
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,631,500
Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,519,403
Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,409,076
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,202,981
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,320,805
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,666,830
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline:
144A, 5.0%, 7/1/2039	1,000,000	1,190,070
144A, 5.0%, 11/21/2045	1,000,000	1,174,430
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,096,990
144A, 5.0%, 6/1/2054	1,000,000	1,092,850
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	875,000	935,209
Series A, 144A, 5.0%, 6/1/2058	2,400,000	2,554,008
The accompanying notes are an integral part of the financial statements.
DWS California Tax-Free Income Fund	| 13

	Principal Amount ($)	Value ($)
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	821,858
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,148,478
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School Project:
Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,073,310
Series A, 144A, 5.0%, 7/1/2052	1,000,000	1,070,390
Series A, 144A, 6.375%, 7/1/2046	3,000,000	3,401,640
California, State University Revenue, Series C, 4.0%, 11/1/2051	6,000,000	6,984,180
California, Statewide Communities Development Authority Revenue, Emanate Health:
Series A, 4.0%, 4/1/2040	650,000	748,397
Series A, 4.0%, 4/1/2045	2,000,000	2,268,640
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,399,025
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,348,814
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	5,090,472
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	4,000,000	4,392,960
Series A, 144A, 5.25%, 12/1/2056	1,000,000	1,119,400
California, Statewide Communities Development Authority, College Housing Revenue, Hooper Street LLC, College of the Arts Project:
144A, 5.25%, 7/1/2049	2,550,000	2,764,404
144A, 5.25%, 7/1/2052	1,450,000	1,568,712
California, Sunnyvale Financing Authority, Lease Revenue, 4.0%, 4/1/2050	3,500,000	4,046,140
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	6,000,000	1,410,780
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	2,800,000	3,408,216
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,054,100
Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,758,480
The accompanying notes are an integral part of the financial statements.
14 |	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	485,000	509,410
Cupertino, CA, Union School District, Election of 2012, Series B, Prerefunded, 5.0%, 8/1/2034	1,000,000	1,158,770
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,375,651
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,649,750
El Dorado, CA, Irrigation District Certificate of Participation, Series A, 4.0%, 3/1/2045	3,500,000	4,018,665
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	690,788
4.0%, 9/1/2045	750,000	822,615
4.0%, 9/1/2050	900,000	984,870
Garden Grove, CA, Unified School District, Election of 2010, Series C, Prerefunded, 5.25%, 8/1/2037	2,500,000	2,803,875
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,189,110
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	3,117,600
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,434,060
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	824,705
Series C, 5.0%, 9/1/2047	1,000,000	1,167,220
Series D, 5.0%, 9/1/2049	750,000	873,263
Series B, 5.0%, 9/1/2051	1,000,000	1,162,580
Series A, 5.0%, 9/1/2056, INS: Build America Mutual	5,000,000	5,824,400
Long Beach, CA, Community College District, Series C, 4.0%, 8/1/2049	1,900,000	2,165,620
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,628,840
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,346,586
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,854,628
Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,341,343
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,899,816
Series B, AMT, 5.0%, 5/15/2035	750,000	875,460
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,397,472
The accompanying notes are an integral part of the financial statements.
DWS California Tax-Free Income Fund	| 15

	Principal Amount ($)	Value ($)
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series B, 5.0%, 7/1/2033	5,740,000	6,982,997
Series B, 5.0%, 7/1/2043	1,250,000	1,396,013
Los Angeles, CA, Harbor Department, Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,103,100
Oceanside, CA, Water Revenue, Series A, 4.0%, 5/1/2051	5,930,000	6,865,102
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,440,487
Port of Oakland, CA, Series O, AMT, 5.125%, 5/1/2030	1,500,000	1,511,850
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,126,080
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,450,550
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,480,060
Series C, AMT, 5.0%, 7/1/2032	4,985,000	6,072,029
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,371,326
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,730,759
5.0%, 9/1/2040	2,665,000	3,079,248
San Bernardino, CA, Community College District, Election of 2018, Series A, 4.0%, 8/1/2049	6,500,000	7,411,430
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2044	1,000,000	1,112,250
San Diego, CA, Public Facilities Financing Authority, Water Revenue, Series A, 4.0%, 8/1/2045	5,000,000	5,913,550
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,745,740
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,632,160
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,379,000
San Francisco City & County, CA, Public Utilities Commission Water Revenue, Series A, 5.0%, 11/1/2050	2,500,000	3,194,950
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,322,579
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,992,181
The accompanying notes are an integral part of the financial statements.
16 |	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	8,248,870
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2034	2,500,000	2,856,375
Series A, 4.0%, 7/1/2039	1,725,000	1,989,856
Series C-1, 4.0%, 8/1/2045	5,500,000	6,424,935
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	3,000,000	3,467,190
Series A, AMT, 5.0%, 5/1/2049	3,705,000	4,442,406
San Joaquin County, CA, Lodi Unified School District, General Obligation:
Series 2020, 4.0%, 8/1/2036	1,250,000	1,454,250
Series 2020, 4.0%, 8/1/2037	500,000	580,155
Series 2020, 4.0%, 8/1/2038	1,000,000	1,157,650
Series 2020, 4.0%, 8/1/2039	1,250,000	1,444,138
Series 2020, 4.0%, 8/1/2040	1,860,000	2,144,729
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,533,790
Series A, AMT, 5.0%, 3/1/2047	12,500,000	14,624,875
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,274,237
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,596,718
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	1,015,385
5.0%, 8/15/2035, INS: AGMC	700,000	834,225
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,307,966
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,660,400
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	825,000	914,537
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	825,000	913,844
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	8,471,960
Series B, AMT, 5.0%, 12/1/2038	4,950,000	5,950,543
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,709,290
5.65%, 9/1/2025, INS: NATL	1,520,000	1,868,065
5.65%, 9/1/2026, INS: NATL	1,605,000	2,039,072
The accompanying notes are an integral part of the financial statements.
DWS California Tax-Free Income Fund	| 17

	Principal Amount ($)	Value ($)
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,181,057
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	90,000	91,677
Series A, ETM, 5.75%, 7/1/2021	270,000	275,041
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,222,483
Series A, 5.0%, 7/1/2038	2,750,000	3,109,535
Southern California, Public Power Authority, Magnolia Power Project, Series A-20, 0.01% (a), 3/1/2021, LOC: U.S. Bank NA	900,000	900,000
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: Build America Mutual	750,000	926,670
Series A, 5.0%, 10/1/2035, INS: Build America Mutual	1,500,000	1,848,075
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,578,652
Transbay Joint Powers Authority, CA, Senior Tax Allocate Bonds:
Series A, 5.0%, 10/1/2040	1,000,000	1,236,260
Series A, 5.0%, 10/1/2045	3,195,000	3,896,398
Series A, 5.0%, 10/1/2049	2,745,000	3,334,983
Tulare, CA, Water Revenue, 4.0%, 12/1/2049, INS: AGMC	1,550,000	1,702,659
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	835,000	1,007,377
Series O, 4.0%, 5/15/2030	1,000,000	1,197,570
Series O, 4.0%, 5/15/2031	665,000	790,406
Series K, 4.0%, 5/15/2036	3,625,000	4,082,149
Series AV, 5.0%, 5/15/2032	4,325,000	5,332,984
Series AV, 5.0%, 5/15/2034	1,000,000	1,225,510
Vacaville, CA, Unified School District, Series D, 4.0%, 8/1/2045	2,500,000	2,858,875
Victor Valley, CA, Community College District, Series D, Election of 2008, 4.0%, 8/1/2050	3,000,000	3,394,980
West Hollywood, CA, Public Financing Authority, Series A, 4.0%, 4/1/2046	8,500,000	9,719,750
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,933,165
		656,198,738
The accompanying notes are an integral part of the financial statements.
18 |	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,045,000	1,203,307
Series A, 5.0%, 1/1/2050	360,000	433,796
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	587,648
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,210,671
Series A, 5.0%, 10/1/2038	960,000	1,104,384
Series A, 5.0%, 10/1/2040	665,000	762,024
		5,301,830
Puerto Rico 0.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	5,011,000	1,540,582
Series A-1, 4.75%, 7/1/2053	1,545,000	1,686,259
Series A-1, 5.0%, 7/1/2058	2,487,000	2,754,452
		5,981,293
Other 0.1%
Freddie Mac Multi-family, 144A, 1.896%, 11/25/2037, GTY: Freddie Mac	1,172,000	1,160,257
Total Municipal Bonds and Notes (Cost $627,530,534)		668,642,118
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $627,530,534)	98.9	668,642,118
Other Assets and Liabilities, Net	1.1	7,156,889
Net Assets	100.0	675,799,007
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2021. Date shown reflects the earlier of demand date or stated maturity date.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
The accompanying notes are an integral part of the financial statements.
DWS California Tax-Free Income Fund	| 19

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$668,642,118	$—	$668,642,118
Total	$ —	$668,642,118	$ —	$668,642,118
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
20 |	DWS California Tax-Free Income Fund

Statement of Assets and Liabilities
as of February 28, 2021 (Unaudited)

Assets
Investment in securities, at value (cost $627,530,534)	$ 668,642,118
Cash	24,576
Receivable for investments sold	10,075
Receivable for Fund shares sold	1,100,783
Interest receivable	7,125,983
Other assets	49,105
Total assets	676,952,640
Liabilities
Payable for Fund shares redeemed	282,932
Distributions payable	316,714
Accrued management fee	157,771
Accrued Trustees' fees	10,126
Other accrued expenses and payables	386,090
Total liabilities	1,153,633
Net assets, at value	$ 675,799,007
Net Assets Consist of
Distributable earnings (loss)	47,229,059
Paid-in capital	628,569,948
Net assets, at value	$ 675,799,007
The accompanying notes are an integral part of the financial statements.
DWS California Tax-Free Income Fund	| 21

Statement of Assets and Liabilities as of February 28, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($339,361,622 ÷ 45,214,037 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.51
Maximum offering price per share (100 ÷ 97.25 of $7.51)	$ 7.72
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($14,171,804 ÷ 1,900,936 outstanding shares of beneficial interest,
no par value, unlimited number of shares authorized)	$ 7.46
Class S
Net Asset Value, offering and redemption price per share ($313,596,580 ÷ 41,863,707 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.49
Institutional Class
Net Asset Value, offering and redemption price per share ($8,669,001 ÷ 1,157,576 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.49
The accompanying notes are an integral part of the financial statements.
22 |	DWS California Tax-Free Income Fund

Statement of Operations
for the six months ended February 28, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 11,251,188
Expenses:
Management fee	1,463,875
Administration fee	329,496
Services to shareholders	367,558
Distribution and service fees	477,854
Custodian fee	4,061
Professional fees	63,816
Reports to shareholders	23,599
Registration fees	24,593
Trustees' fees and expenses	14,135
Other	19,729
Total expenses before expense reductions	2,788,716
Expense reductions	(460,004)
Total expenses after expense reductions	2,328,712
Net investment income	8,922,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	5,274,064
Change in net unrealized appreciation (depreciation) on investments	(4,696,601)
Net gain (loss)	577,463
Net increase (decrease) in net assets resulting from operations	$ 9,499,939
The accompanying notes are an integral part of the financial statements.
DWS California Tax-Free Income Fund	| 23

Statements of Changes in Net Assets
	Six Months Ended February 28, 2021	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income (loss)	$ 8,922,476	$ 21,183,552
Net realized gain (loss)	5,274,064	7,171,531
Change in net unrealized appreciation (depreciation)	(4,696,601)	(23,896,449)
Net increase (decrease) in net assets resulting from operations	9,499,939	4,458,634
Distributions to shareholders:
Class A	(7,336,197)	(12,877,485)
Class C	(282,470)	(636,963)
Class S	(7,108,674)	(13,745,201)
Institutional Class*	(48,665)	—
Total distributions	(14,776,006)	(27,259,649)
Fund share transactions:
Proceeds from shares sold	37,677,328	58,925,440
Reinvestment of distributions	13,278,436	24,431,395
Payments for shares redeemed	(62,049,130)	(171,119,735)
Net increase (decrease) in net assets from Fund share transactions	(11,093,366)	(87,762,900)
Increase (decrease) in net assets	(16,369,433)	(110,563,915)
Net assets at beginning of period	692,168,440	802,732,355
Net assets at end of period	$675,799,007	$ 692,168,440
*	For the period from December 1, 2020 (commencement of operations of Institutional Class) to February 28, 2021.
The accompanying notes are an integral part of the financial statements.
24 |	DWS California Tax-Free Income Fund

Financial Highlights
DWS California Tax-Free Income Fund — Class A
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 7.56	$ 7.77	$ 7.41	$ 7.62	$ 7.87	$ 7.65
Income (loss) from investment operations:
Net investment income[a]	.10	.21	.22	.22	.24	.27
Net realized and unrealized gain (loss)	.01	(.15)	.36	(.21)	(.25)	.22
Total from investment operations	.11	.06	.58	.01	(.01)	.49
Less distributions from:
Net investment income	(.09)	(.21)	(.22)	(.22)	(.24)	(.27)
Net realized gains	(.07)	(.06)	(.00) *	(.00) *	(.00) *	(.00) *
Total distributions	(.16)	(.27)	(.22)	(.22)	(.24)	(.27)
Net asset value, end of period	$ 7.51	$ 7.56	$ 7.77	$ 7.41	$ 7.62	$ 7.87
Total Return (%)[b,c]	1.45 **	.79	8.05	.12	(.05)	6.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	339	352	381	411	475	562
Ratio of expenses before expense reductions (including interest expense) (%)	.87 ***	.87	.88 [d]	.87 [d]	.89 [d]	.92 [d]
Ratio of expenses after expense reductions (including interest expense) (%)	.79 ***	.78	.80 [d]	.84 [d]	.86 [d]	.90 [d]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.79 ***	.78	.79	.82	.83	.84
Ratio of net investment income (%)	2.53 ***	2.76	3.01	2.91	3.18	3.53
Portfolio turnover rate (%)	24 **	57	48	39	49	21
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS California Tax-Free Income Fund	| 25

DWS California Tax-Free Income Fund — Class C
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 7.51	$ 7.72	$ 7.37	$ 7.57	$ 7.81	$ 7.60
Income (loss) from investment operations:
Net investment income[a]	.07	.15	.17	.16	.18	.21
Net realized and unrealized gain (loss)	.02	(.15)	.35	(.20)	(.24)	.21
Total from investment operations	.09	—	.52	(.04)	(.06)	.42
Less distributions from:
Net investment income	(.07)	(.15)	(.17)	(.16)	(.18)	(.21)
Net realized gains	(.07)	(.06)	(.00) *	(.00) *	(.00) *	(.00) *
Total distributions	(.14)	(.21)	(.17)	(.16)	(.18)	(.21)
Net asset value, end of period	$ 7.46	$ 7.51	$ 7.72	$ 7.37	$ 7.57	$ 7.81
Total Return (%)[b,c]	1.08 **	.02	7.13	(.51)	(.69)	5.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	18	26	34	43	52
Ratio of expenses before expense reductions (including interest expense) (%)	1.65 ***	1.64	1.65 [d]	1.65 [d]	1.67 [d]	1.69 [d]
Ratio of expenses after expense reductions (including interest expense) (%)	1.53 ***	1.53	1.55 [d]	1.59 [d]	1.61 [d]	1.65 [d]
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.53 ***	1.53	1.54	1.57	1.58	1.59
Ratio of net investment income (%)	1.78 ***	2.01	2.26	2.16	2.43	2.77
Portfolio turnover rate (%)	24 **	57	48	39	49	21
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
26 |	DWS California Tax-Free Income Fund

DWS California Tax-Free Income Fund — Class S
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 7.55	$ 7.75	$ 7.40	$ 7.60	$ 7.85	$ 7.63
Income (loss) from investment operations:
Net investment income[a]	.10	.23	.24	.24	.26	.29
Net realized and unrealized gain (loss)	.01	(.14)	.35	(.20)	(.25)	.22
Total from investment operations	.11	.09	.59	.04	.01	.51
Less distributions from:
Net investment income	(.10)	(.23)	(.24)	(.24)	(.26)	(.29)
Net realized gains	(.07)	(.06)	(.00) *	(.00) *	(.00) *	(.00) *
Total distributions	(.17)	(.29)	(.24)	(.24)	(.26)	(.29)
Net asset value, end of period	$ 7.49	$ 7.55	$ 7.75	$ 7.40	$ 7.60	$ 7.85
Total Return (%)[b]	1.45 **	1.17	8.19	.50	.19	6.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	314	323	396	456	487	469
Ratio of expenses before expense reductions (including interest expense) (%)	.72 ***	.73	.74 [c]	.76 [c]	.76 [c]	.78 [c]
Ratio of expenses after expense reductions (including interest expense) (%)	.54 ***	.53	.55 [c]	.59 [c]	.61 [c]	.65 [c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.54 ***	.53	.54	.57	.58	.59
Ratio of net investment income (%)	2.78 ***	3.01	3.26	3.16	3.42	3.77
Portfolio turnover rate (%)	24 **	57	48	39	49	21
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS California Tax-Free Income Fund	| 27

DWS California Tax-Free Income Fund — Institutional Class
Period Ended
2/28/21 (Unaudited)[a]
Selected Per Share Data
Net asset value, beginning of period	$ 7.62
Income (loss) from investment operations:
Net investment income[b]	.05
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.01)
Less distributions from:
Net investment income	(.05)
Net realized gains	(.07)
Total distributions	(.12)
Net asset value, end of period	$ 7.49
Total Return (%)[c]	(.20) *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9
Ratio of expenses before expense reductions (%)	.66 **
Ratio of expenses after expense reductions (%)	.54 **
Ratio of net investment income (%)	2.75 **
Portfolio turnover rate (%)	24 [d]
[a]	For the period from December 1, 2020 (commencement of operations) to February 28, 2021.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the period ended February 28, 2021.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
28 |	DWS California Tax-Free Income Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS California Tax-Free Income Fund (the “Fund” ) is a diversified series of Deutsche DWS State Tax-Free Income Series (the “Series” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on or about May 10, 2021, Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares commenced operations on December 1, 2020. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
DWS California Tax-Free Income Fund	| 29

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund may invest in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal
30 |	DWS California Tax-Free Income Fund

bond into a special purpose Tender Offer Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions, if any, as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
The fund did not invest in inverse floaters during the period.
DWS California Tax-Free Income Fund	| 31

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At February 28, 2021, the aggregate cost of investments for federal income tax purposes was $628,083,461. The net unrealized appreciation for all investments based on tax cost was $40,558,657. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $42,090,214 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,531,557.
The Fund has reviewed the tax positions for the open tax years as of August 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income
32 |	DWS California Tax-Free Income Fund

(loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that Fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.	Purchases and Sales of Securities
During the six months ended February 28, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $162,390,403 and $184,451,733, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net
DWS California Tax-Free Income Fund	| 33

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.45%
Next $750 million of such net assets	.42%
Next $1.5 billion of such net assets	.40%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.31%
Over $12.5 billion of such net assets	.30%
Accordingly, for the six months ended February 28, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.43% of the Fund’s average daily net assets.
For the period from September 1, 2020 through November 30, 2020, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
Class A	.78%
Class C	1.53%
Class S	.53%
Effective December 1, 2020 through November 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.79%
Class C	1.54%
Class S	.54%
Institutional Class	.54%
For the six months ended February 28, 2021 and for the period from December 1, 2020 (commencement of operations) to February 28,
34 |	DWS California Tax-Free Income Fund

2021 for Institutional Class shares, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 150,518
Class C	9,382
Class S	298,012
Institutional Class	2,092
$ 460,004
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2021, the Administration Fee was $329,496, of which $51,236 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2021 and for the period from December 1, 2020 (commencement of operations) to February 28, 2021 for Institutional Class shares, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2021
Class A	$ 12,327	$ 5,620
Class C	358	249
Class S	12,173	5,296
Institutional Class	55	47
	$ 24,913	$ 11,212
In addition, for the six months ended February 28, 2021 and for the period from December 1, 2020 (commencement of operations) to February 28, 2021 for Institutional Class shares, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated
DWS California Tax-Free Income Fund	| 35

third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 102,768
Class C	5,917
Class S	223,019
Institutional Class	1,404
$ 333,108
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2021
Class C	$ 60,279	$ 8,424
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2021	Annualized Rate
Class A	$ 397,591	$ 127,311.23%
Class C	19,984	6,126.25%
	$ 417,575	$ 133,437
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2021 aggregated $168.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. A deferred sales charge of up to 1% is assessed
36 |	DWS California Tax-Free Income Fund

on certain redemptions of Class A shares. For the six months ended February 28, 2021, DDI received $895 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 28, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,090, of which $207 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended February 28, 2021, the Fund engaged in securities purchases of $50,120,000 and securities sales of $75,785,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Prior to March 18, 2021, interest was calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25% plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Effective March 18, 2021, interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2021.
DWS California Tax-Free Income Fund	| 37

E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	769,754	$ 5,834,312	2,887,497	$ 22,042,962
Class C	29,695	223,923	103,928	788,650
Class S	2,946,431	22,315,228	4,782,729	36,093,828
Institutional Class*	1,227,484	9,303,865	—	—
		$ 37,677,328		$ 58,925,440
Shares issued to shareholders in reinvestment of distributions
Class A	876,214	$ 6,641,739	1,530,052	$ 11,602,667
Class C	36,316	273,438	74,795	563,829
Class S	835,048	6,318,847	1,620,003	12,264,899
Institutional Class*	5,860	44,412	—	—
		$ 13,278,436		$ 24,431,395
Shares redeemed
Class A	(2,956,122)	$ (22,436,857)	(6,992,078)	$ (52,713,660)
Class C	(507,491)	(3,823,587)	(1,156,657)	(8,652,642)
Class S	(4,656,030)	(35,213,856)	(14,683,525)	(109,753,433)
Institutional Class*	(75,768)	(574,830)	—	—
		$ (62,049,130)		$ (171,119,735)
Net increase (decrease)
Class A	(1,310,154)	$ (9,960,806)	(2,574,529)	$ (19,068,031)
Class C	(441,480)	(3,326,226)	(977,934)	(7,300,163)
Class S	(874,551)	(6,579,781)	(8,280,793)	(61,394,706)
Institutional Class*	1,157,576	8,773,447	—	—
		$ (11,093,366)		$ (87,762,900)
*	For the period from December 1, 2020 (commencement of operations of Institutional Class) to February 28, 2021.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market
38 |	DWS California Tax-Free Income Fund

volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS California Tax-Free Income Fund	| 39

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2020 to February 28, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
40 |	DWS California Tax-Free Income Fund

Expenses and Value of a $1,000 Investment
For the six months ended February 28, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class*
Beginning Account Value 9/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/21	$1,014.50	$1,010.80	$1,014.50	$ 998.00
Expenses Paid per $1,000**	$ 3.95	$ 7.63	$ 2.70	$ 1.32
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/21	$1,020.88	$1,017.21	$1,022.12	$1,022.12
Expenses Paid per $1,000**	$ 3.96	$ 7.65	$ 2.71	$ 2.71
*	For the period from December 1, 2020 (commencement of operations of Institutional Class) through February 28, 2021.
**	Expenses (hypothetical expenses if Institutional Class had been in existence from September 1, 2020) are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS California Tax-Free Income Fund	.79%	1.53%	.54%	.54%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS California Tax-Free Income Fund	| 41

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
42 |	DWS California Tax-Free Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS California Tax-Free Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS California Tax-Free Income Fund	| 43

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2019. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted that, effective December 1, 2019, a change was made to the Fund’s investment strategy, allowing it to invest up to 20% of its total assets in municipal high yield
44 |	DWS California Tax-Free Income Fund

debt securities rated grade “BB/Ba”  and below. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund. On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA
DWS California Tax-Free Income Fund	| 45

and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds
46 |	DWS California Tax-Free Income Fund

notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS California Tax-Free Income Fund	| 47

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
48 |	DWS California Tax-Free Income Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	KCTAX	KCTCX	SDCSX	DCLIX
CUSIP Number	25158X 104	25158X 302	25158X 401	25158X 815
Fund Number	9	309	2409	1499
DWS California Tax-Free Income Fund	| 49

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

50 |	DWS California Tax-Free Income Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS California Tax-Free Income Fund	| 51

222 South Riverside Plaza
Chicago, IL 60606-5808

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2021